INCOME TAXES (Income Tax Expenses) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
INCOME TAXES [Abstract]
Current income tax expenses	$ 5,430	32,872	25,828	38,970
Deferred income tax benefits	598	3,619	(13,629)	(5,679)
Income tax expenses	$ 6,028	36,491	12,199	33,291